Pension And Postretirement Benefit Costs (Schedule Of Multiemployer Plans) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Multiemployer Plans [Line Items]
Contributions	$ 299,076	$ 253,404	$ 275,603
Collective bargaining agreement expiring 3/31/2015 [Member]
Multiemployer Plans [Line Items]
Percentage required by collective bargaining agreement	35.00%
Collective bargaining agreement expiring 4/30/2014 [Member]
Multiemployer Plans [Line Items]
Percentage required by collective bargaining agreement	65.00%
Central States, Southeast, and Southwest Areas Pension Plan [Member]
Multiemployer Plans [Line Items]
Contributions	261,694	222,748	241,585
Other funds [Member]
Multiemployer Plans [Line Items]
Contributions	$ 37,382	$ 30,656	$ 34,018